Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of Ab Inbev's Material Tax Proceedings Related to Ambev and Its Subsidiaries
As of 30 June 2022 and 31 December 2021, AB InBev’s material tax proceedings are related to Ambev and its subsidiaries. Estimates of amounts of possible loss are as follows:

Million US dollar	30 June 2022	31 December 2021
Income tax and social contribution	10 650	9 723
Value-added and excise taxes	4 834	4 285
Other taxes	823	663

	16 307	14 671